CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Total revenue	$ 1,647,990	$ 1,664,188	$ 7,120,040	$ 3,666,346
Costs and expenses
Cost of sales	1,396,097	1,423,980	5,467,197	2,467,100
Selling, general and administrative	750,577	1,039,934	3,699,079	4,379,800
Stock-based compensation expense	103,932	572,574	1,504,389	3,966,621
Professional fees	262,914	597,036	2,299,693	1,598,818
Depreciation and amortization	121,941	31,913	215,461	115,696
Total costs and expenses	2,635,461	3,665,437	13,185,819	12,528,035
Operating loss	(987,471)	(2,001,249)	(6,065,779)	(8,861,689)
Other expenses (income)
Amortization of debt discount and equity issuance costs	68,330	66,321	295,256	2,019,726
Interest expense	103,056	171,048	453,522	345,371
Loss on extinguishment of debt		1,137,428	1,638,009	377,300
Loss (gain) on derivative liability	1,198,744	(1,375,620)	(735,796)	2,204,172
Other income, net			(97,948)
Other expense (income), net	1,467	(139,105)
Total other expenses, net	1,371,597	(139,928)	1,553,043	4,946,569
Net loss from continuing operations before income taxes	(2,359,068)	(1,861,321)	(7,618,822)	(13,808,258)
Loss from discontinued operations		(152,858)	(60,870)	(1,675,539)
Loss from operations before income taxes	(2,359,068)	(2,014,179)	(7,679,692)	(15,483,797)
Provision for income taxes
Net loss	$ (2,359,068)	$ (2,014,179)	$ (7,679,692)	$ (15,483,797)
Per share data - basic and diluted
Net loss from continuing operations per share	$ (0.04)	$ (0.05)	$ (0.15)	$ (0.36)
Net loss from discontinued operations per share				(0.04)
Net loss attributable to common stockholders per share	$ (0.04)	$ (0.05)	$ (0.17)	$ (0.47)
Weighted average number of common shares outstanding	61,563,379	39,694,890	50,895,301	38,106,781
Service
Total revenue	$ 423,749	$ 308,386	$ 1,081,291	$ 1,787,863
Cultivation sales
Total revenue	649,333		2,279,867
Product sales
Total revenue	560,436	1,339,073	3,655,045	1,783,046
Interest
Total revenue	$ 14,472	$ 16,729	$ 103,837	$ 95,437